Average Annual Total Returns - ETF - Vanguard Russell 2000 Growth Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV Since Inception	ETF Shares Based on NAV Inception Date	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions Since Inception	ETF Shares Return After Taxes on Distributions Inception Date	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price Since Inception	ETF Shares Based on Market Price Inception Date	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	28.59%	9.37%	13.05%	Sep. 20, 2010	28.31%	9.14%	12.86%	Sep. 20, 2010	17.03%	7.35%	10.85%	Sep. 20, 2010	28.70%	9.37%	13.05%	Sep. 20, 2010	28.48%	9.34%	13.07%	Sep. 20, 2010	30.90%	11.18%	13.94%	Sep. 20, 2010